Commitments and Contingencies (Schedule of Long Term Purchase Commitments) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Power Purchase Contracts [Abstract]
Energy payments	$ 61	$ 59